Commitments And Contingencies (Schedule Of Rent Expense Under Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commitments And Contingencies [Abstract]
Operating leases expense	$ 4,441	$ 4,227	$ 4,111
Purchased water under long-term agreements	14,507	13,621	12,894
Water treatment expense under contractual agreement	$ 865	$ 777	$ 691